Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 28, 2021
Bitcoin Strategy ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bitcoin Strategy ProFund (the “Fund”) seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide capital appreciation by investing all or substantially all of its assets through actively managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin.Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network. The network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks.While the Fund seeks to invest primarily in bitcoin futures contracts, the Fund may invest in any of the financial instruments set forth below.• Bitcoin Futures Contracts – Standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”). The value of bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges. The Fund seeks to invest in cash settled, front-month bitcoin futures. Front-month bitcoin futures contracts are those contracts with the shortest time to maturity. The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProFund Advisors. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary. The Fund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interest of the Fund, such as to help the Fund achieve its investment objective or manage the tax efficiency of the Fund. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.• Canadian Exchange Traded Funds – In limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions or increased in margin requirements, the Fund may invest in the securities of exchange traded funds, or “ETFs”, organized and listed for trading in Canada. The shares of these ETFs represent an interest in a portfolio of bitcoin.• Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, for example:○ U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○ Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.• Borrowing – The Fund seeks to engage in reverse repurchase agreements and use the proceeds for investment purposes.The Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment.• Investment Strategy Risk – The Fund actively invests in bitcoin futures contracts and other instruments that provide exposure to bitcoin futures. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.• Market and Volatility Risk – The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures and other instruments that provide exposure to bitcoin and bitcoinfutures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.• Bitcoin Risk – Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft,manipulation or security failures, operational or other problems that impact bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”.These holders have the ability to manipulate the price of bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.• Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoinfutures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.• Cost of Futures Investment Risk – When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.• Canadian ETF Risk – Canadian ETFs that provide exposure to bitcoin are subject to many of the same risks as a direct investment in bitcoin. Additionally, shares of these ETFs may trade at a premium or discount from the value of their underlying investments, may become illiquid, may or may not be correlated with the price of bitcoin or bitcoin futures contracts, and may be highly volatile. If the Fund invests in an ETF, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by that ETF,in addition to the Fund’s own fees and expenses. In addition, Canadian ETFs are not regulated under the 1940 Act, the Securities Act of 1933, as amended, or any other U.S. federal or state securities laws. Therefore, the Fund’s investments in these vehicles will not benefit from the protections and restrictions of such laws.•Money Market Instruments Risk – Money market instruments may be adversely affected by market and economic events or a negative return on cash holdings. Adverse economic, political or other developments affecting issuers of money market instruments or defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.• Risks Associated with the Use of Derivatives — Investing in derivatives, including bitcoin futures, may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.• Borrowing Risk – The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.• Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.• Investment Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses. The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of Fund shares. This is often referred to as “closing” the Fund. The Adviser may re-open the Fund in its sole discretion and without prior notice.• Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.• Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.• Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProFund Advisors makes for the Fund. ProFund Advisors’ judgements about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.• Active Investor Risk —The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund may come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.• Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may result in the Fund being unable to trade those and other related financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.• Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.• Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Tax Risk” in the Fund’s Prospectus and the Statement of Additional Information for more information.• Valuation Risk — In certain circumstances (e.g., if ProFund Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProFund Advisors may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of the Fund’s bitcoin futures may be determined by reference, in whole or in part, to the cash market in bitcoin. These circumstances may be more likely to occur with respect to bitcoin futures than with respect to futures on more traditional assets.Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Bitcoin Strategy ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.47%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	$ 433

[1]	“Other Expenses” are estimated. Other Expenses includes 0.31% of Interest Expense incurred in the course of implementing the Fund’s strategy.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory Fees and to waive or reimburse Other Expenses, excluding Interest Expense, to theextent necessary to limit such fees and expenses to 0.84%through November 30, 2022. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.